SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS
Summary of short-term investments

	December 31,
	2022	2021
Marketable securities:

Financial assets at fair value through profit or loss (mainly in USD)
Corporate bonds	4,033	9,729
Government bonds and loans	392	2,046
Shares	784	2,616
Exchange Traded Funds	3,308	2,826

	8,517	17,217

Short-term deposits	5,700	—

	14,217	17,217